Offerings	Aug. 13, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01476%
Offering Note	The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or warrants or settlement of any units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers additional shares of the Registrant's common stock which become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock of the Registrant. Separate consideration may or may not be received for securities that are issuable on exercise, redemption, conversion, exchange or settlement of other securities or that are issued in units.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01476%
Offering Note	The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or warrants or settlement of any units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers additional shares of the Registrant's common stock which become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock of the Registrant. Separate consideration may or may not be received for securities that are issuable on exercise, redemption, conversion, exchange or settlement of other securities or that are issued in units.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01476%
Offering Note	The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or warrants or settlement of any units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers additional shares of the Registrant's common stock which become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock of the Registrant. Separate consideration may or may not be received for securities that are issuable on exercise, redemption, conversion, exchange or settlement of other securities or that are issued in units.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01476%
Offering Note	The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or warrants or settlement of any units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers additional shares of the Registrant's common stock which become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock of the Registrant. Separate consideration may or may not be received for securities that are issuable on exercise, redemption, conversion, exchange or settlement of other securities or that are issued in units. Representing warrants to purchase shares of the Registrant's common stock and/or any of the other securities of the Registrant.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01476%
Offering Note	The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or warrants or settlement of any units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers additional shares of the Registrant's common stock which become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock of the Registrant. Separate consideration may or may not be received for securities that are issuable on exercise, redemption, conversion, exchange or settlement of other securities or that are issued in units. Representing units that may consist of any combination of the other securities of the Registrant.